Related Party Transactions (Details) - Schedule of Transactions with Related Parties - EUR (€)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	€ (826,131)		€ 258,196	€ (1,319,624)
Senior Partner [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	(1,003,016)		(547,912)	(225,980)
Other Group Companies [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	148,466		806,108	(1,093,644)
Sale [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	1,380,547		836,804	149,403
Sale [Member] | Senior Partner [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	2,418			242
Sale [Member] | Other Group Companies [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	1,349,710		836,804	149,161
Service Received [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	(1,005,434)	[1]	(547,912)	(244,216)
Service Received [Member] | Senior Partner [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	(1,005,434)	[1]	(547,912)	(226,222)
Service Received [Member] | Other Group Companies [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties		[1]		(17,994)
Purchases [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	(1,201,244)		(30,696)	(1,224,811)
Purchases [Member] | Senior Partner [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties
Purchases [Member] | Other Group Companies [Member]
Related Party Transactions (Details) - Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	€ (1,201,244)		€ (30,696)	€ (1,224,811)

[1]	Comprised of selling and administrative – related parties of €995,435 and salaries and benefits – related parties of €9,999